OTHER OPERATING GAINS & LOSSES	6 Months Ended
Jun. 30, 2018
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
OTHER OPERATING GAINS & LOSSES
OTHER OPERATING GAINS & LOSSES

(in thousands of $)	2018	2017
(Loss) gain on lease termination	(5,819)	8,327
(Loss) gain on pool arrangements	(851)	—
Other operating (losses) gains	(6,670)	8,327

In February 2018, the Company agreed with Ship Finance International Limited ("Ship Finance") to terminate the long-term charter for the 1998-built VLCC Front Circassia upon the sale and delivery of the vessel by Ship Finance to an unrelated third party. The charter with Ship Finance terminated in February and the charter counter party Frontline Shipping Limited (“FSL”); a non recourse subsidiary of Frontline; has agreed to pay a compensation of approximately $8.9 million for the termination of the charter to Ship Finance, which has been recorded as an interest-bearing note payable by FSL. The termination has reduced obligations under capital leases by $20.6 million. The Company has recorded a loss on termination, including this termination payment, of $5.8 million in the first quarter of 2018.